Taxes - Additional Information (Detail) - SEK (kr) kr in Millions			12 Months Ended
	Jan. 01, 2021	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Income tax			kr (6,270)	kr (9,589)	kr (6,922)
Effective tax rate			21.40%	35.20%	79.00%
Expected applicable tax rate			20.60%
Recognized in other comprehensive income			kr (556)	kr 794
Actuarial gains and losses related to pensions			(675)	900
Cash flow hedges			126	(86)
Revaluation of borrowings			6	20
Deferred tax assets			23,109	26,296
Tax loss carry-forwards			19,635	21,442
Unrecognized tax loss carry forwards			4,038	3,570
Unrecognized tax loss carry forwards, tax value			671	735
Income tax related to non-controlling interests			(1)	1
Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets			kr 4,214	kr 4,417
Sweden [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Expected applicable tax rate			20.60%	21.40%
Impaired withholding tax assets			kr 969
Sweden [member] | Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets			kr 3,512	kr 3,513
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Change in income tax rate	20.60%	21.40%